CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 8,151,177	$ 9,361,270
Prepaid expenses	3,085,898	2,173,528
Other current assets	115,172	90,301
Total Current Assets	11,352,247	11,625,099
Patent acquisition costs, net	18,844	22,929
Total Assets	11,371,091	11,648,028
Current Liabilities:
Accounts payable	1,634,771	1,788,563
Accrued expenses	1,410,540	3,184,883
Liability related to deposits received for share subscriptions		1,120,000
Total Liabilities	3,045,311	6,093,446
Commitments and Contingencies
Shareholders' Equity:
Share capital of $0.0001 par value Authorized: 15,000,000,000 ordinary shares; issued and outstanding: 5,934,917,123 and 4,759,731,923 at June 30, 2022 and December 31, 2021, respectively	593,492	475,973
Additional paid-in capital	166,721,455	153,130,813
Capital redemption reserve	52,193,811	52,193,811
Accumulated other comprehensive loss	(621,557)	(540,967)
Accumulated deficit	(210,561,421)	(199,705,048)
Total Shareholders' Equity	8,325,780	5,554,582
Total Liabilities and Shareholders' Equity	$ 11,371,091	$ 11,648,028